Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL BOND FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 27, 2017
Supplement [Text Block]	fmsfi_SupplementTextBlock	Federated Municipal Bond Fund, Inc.

CLASS A SHARES (TICKER LMSFX)
CLASS B SHARES (TICKER LMSBX)
CLASS C SHARES (TICKER LMSCX)
CLASS F SHARES (TICKER LMFFX)
INSTITUTIONAL SHARES (TICKER LMBIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 27, 2017

Federated Municipal Bond Fund, Inc. (FMBDF) is entering into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of Federated New York Municipal Income Fund (NYMIF) (which offers Class A Sahres and Class B Shares) (the "NYMIF Shares") in exchange solely for Class A Shares and Class B Shares of FMBDF; (ii) the distribution of Class A Shares and Class B Shares of FMBDF to the holders of the outstanding NYMIF Shares; and (iii) the liquidation and termination of NYMIF upon the terms and conditions set forth in the Agreement (the "Reorganization").

The Reorganization is subject to the approval of NYMIF shareholders at a special meeting of shareholders currently scheduled for November 27, 2017. If the Reorganization is approved by NYMIF shareholders, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2019; or (b) the date of FMBDF's next effective Prospectus.
Federated Municipal Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmsfi_SupplementTextBlock	Federated Municipal Bond Fund, Inc.

CLASS A SHARES (TICKER LMSFX)
CLASS B SHARES (TICKER LMSBX)
CLASS C SHARES (TICKER LMSCX)
CLASS F SHARES (TICKER LMFFX)
INSTITUTIONAL SHARES (TICKER LMBIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 27, 2017

Federated Municipal Bond Fund, Inc. (FMBDF) is entering into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of Federated New York Municipal Income Fund (NYMIF) (which offers Class A Sahres and Class B Shares) (the "NYMIF Shares") in exchange solely for Class A Shares and Class B Shares of FMBDF; (ii) the distribution of Class A Shares and Class B Shares of FMBDF to the holders of the outstanding NYMIF Shares; and (iii) the liquidation and termination of NYMIF upon the terms and conditions set forth in the Agreement (the "Reorganization").

The Reorganization is subject to the approval of NYMIF shareholders at a special meeting of shareholders currently scheduled for November 27, 2017. If the Reorganization is approved by NYMIF shareholders, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2019; or (b) the date of FMBDF's next effective Prospectus.